Other commitments, contingent liabilities and contingent assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions [abstract]
Disclosure of commitments [text block]
(in USD million)

2020	2,165
2021	2,082
2022	1,845
2023	1,581
2024	1,279
Thereafter	4,518

Total	13,470